Disposals and scrapping (Tables)	12 Months Ended
Jun. 30, 2018
Disposals and scrapping
Schedule of disposals and scrapping

		2018	2017	2016
for the year ended 30 June	Note	Rm	Rm	Rm
Property, plant and equipment	17	591	836	348
cost		6 297	7 037	5 099
accumulated depreciation and impairment		(5 706)	(6 201)	(4 751)
Assets under construction	18	1 200	105	963
Goodwill and other intangible assets		147	103	107
cost		319	173	392
accumulated amortisation and impairment		(172)	(70)	(285)
Equity accounted investments		1 525	—	1 042
Long-term receivables and prepaid expenses		—	7	—
Assets in disposal groups held for sale		215	—	126
Trade and other receivables		339	7	—
Cash and cash equivalents		36	—	—
Long-term provisions	31	—	—	(356)
Liabilities in disposal groups held for sale		—	—	(43)
Short-term provisions		(24)	—	—
Tax payable		(35)	—	—
Trade and other payables		(208)	(30)	—

		3 786	1 028	2 187
Non-controlling interest		(51)	—	—

		3 735	1 028	2 187
Total consideration		2 425	788	772
consideration received		2 316	788	569
long-term supply agreement		109	—	—
consideration still receivable		—	—	203

		(1 310)	(240)	(1 415)
Realisation of accumulated translation effects		482	29	479

Net loss on disposal		(828)	(211)	(936)

Consideration received comprising
Base Chemicals — Investment in Petronas Chemicals LDPE Sdn Bhd and Petronas Chemicals Olefins Sdn Bhd		1 918	—	—
Energy — Property and mineral rights in the US (Lake de Smet)		215	—	—
Exploration and Production International — Farm down of Area A in Mozambique		—	—	464
Energy — Sale of Canada land		—	389	—
Other		183	399	308

Consideration received		2 316	788	772